UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       September 30, 2010
                         -------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010
(UNAUDITED)



                                            PERCENT
                                             OF NET
SECURITY                                     ASSETS       NUMBER OF SHARES      VALUE
----------------------------------------    --------      ----------------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                        12.9%
 Advance Auto Parts Inc.                                             5,000    $  293,400
 Chipotle Mexican Grill 1                                            1,000       172,000
 Directv Group Inc. 1                                                3,000       124,890
 Dollar Tree Stores 1                                                7,500       365,700
 Las Vegas Sands Corp. 1                                             4,000       139,400
 Maidenform Brands Inc. 1                                            6,000       173,100
 McDonalds Corp.                                                     3,000       223,530
 Panera Bread Co. 1                                                  1,000        88,610
 Steven Madden Ltd. 1                                                6,500       266,890
 Tata Motors Ltd.                                                    9,000       229,590

                                                                               2,077,110


Consumer staples:                               4.3
 Companhia De Bebidas                                                1,000       123,640
 Herbalife Ltd.                                                      2,000       120,700
 Procter & Gamble Co.                                                3,000       179,910
 J M Smucker Co.                                                     3,000       181,590
 Ulta Salon Cosmetics & Fragrance Inc. 1                             3,000        87,600

                                                                                 693,440


Energy:                                         9.4
 Chevron Corp.                                                       3,000       243,150
 Concho Resources Inc. 1                                             2,500       165,425
 Exxon Mobil Corp.                                                   2,500       154,475
 Newfield Exploration Co. 1                                          3,500       201,040
 SPDR Energy Select Sector 2                                        10,000       560,600
 Whiting Petroleum Corp. 1                                           2,000       191,020

                                                                               1,515,710


Financial services:                            10.1
 ACE Limited                                                         5,000       291,250
 Anworth Mortgage Asset Corp.                                       11,000        78,430
 Bank of America Corp.                                              10,000       131,025
 CB Richard Ellis Group Inc. 1                                       8,000       146,240
 Capstead Mortgage Corp.                                             6,000        65,220
 Jones Lang Lasalle Inc.                                             1,000        86,270
 Lincoln National Corp.                                             10,000       239,200

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                           PERCENT
                                            OF NET
SECURITY                                    ASSETS       NUMBER OF SHARES      VALUE
---------------------------------------    --------      ----------------    ----------
---------------------------------------

Financial services (continued):
 MGIC Investment Corp. 1                                           10,000    $   92,300
 Prudential Financial Inc.                                          3,000       162,540
 SPDR KBW Regional Banking 2                                        5,000       114,550
 iShares Dow Jones Real Estate 2                                    4,000       211,520

                                                                              1,618,545
Healthcare:                                    7.2%
 Alexion Pharmaceuticals Inc. 1                                     5,000       321,800
 Cambridge Holdings Ltd. 3, 4                                      28,999        23,779
 Medicis Pharmaceutical Corp.                                       9,000       266,850
 Perrigo Co.                                                        3,000       192,660
 Valeant Pharmaceuticals                                            7,124       178,446
 Warner Chilcott PLC                                                8,000       179,520

                                                                              1,163,055


Industrials:                                   9.0
 Caterpillar Inc.                                                   2,000       157,360
 Cummins Inc.                                                       3,000       271,740
 Deere & Co.                                                        4,000       279,120
 Emerson Electric Co.                                               2,000       105,320
 General Electric Co.                                               2,000        32,500
 Honeywell International Inc.                                       3,000       131,820
 Sionix Corp. 1, 3, 5                                             833,333        50,000
 Stericycle Inc. 1                                                  4,000       277,920
 United Technologies Corp.                                          2,000       142,460

                                                                              1,448,240


Materials:                                     6.4
 3M Co.                                                             3,000       260,130
 SPDR Gold Trust 1, 2                                               4,500       575,595
 iShares Comex Gold Trust 1, 2                                     15,000       192,000

                                                                              1,027,725


Technology:                                   23.1
 American Tower Corp. 1                                             7,000       358,820
 Amphenol Corp.                                                     4,000       195,920
 Apple Inc.                                                           700       198,625
 Baidu Inc. 1                                                       2,000       205,240
 Check Point Software Tech. Ltd. 1                                  6,000       221,580
 Cisco Systems Inc. 1                                               3,000        65,700
 Cognizant Technology Solutions Corp. 1                             8,000       515,760
 F5 Networks Inc. 1                                                 2,000       207,620

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
SEPTEMBER 30, 2010
(UNAUDITED)



                                                PERCENT
                                                 OF NET
SECURITY                                         ASSETS       NUMBER OF SHARES/PAR       VALUE
--------------------------------------------    --------      --------------------    -----------
--------------------------------------------

Technology (Continued):
 Informatica Corp. 1                                                         6,000    $   230,460
 International Business Machines Corp.                                       1,300        174,382
 Mercadolibre Inc. 1                                                         1,000         72,180
 Microsoft Corp.                                                             2,000         48,980
 Netapp Inc. 1                                                               2,000         99,580
 Oracle Corp.                                                                5,000        134,250
 PowerShares QQQ Trust 2                                                     4,000        196,280
 Riverbed Technology Inc. 1                                                  4,000        182,320
 Rovi Corp. 1                                                                7,000        352,870
 VMware Inc. 1                                                               3,000        254,820

                                                                                        3,715,387

Utilities:                                          1.0%
 SPDR Utilites Select Sector 2                                               5,000        156,900


Diversified Indexed Trusts:                         9.2
 Claymore/AlphaShares China Sm Cap 2                                        10,000        302,300
 Market Vectors Brazil Small Cap 2                                           3,000        168,570
 Market Vectors Indonesia Index 2                                            1,500        129,915
 PowerShares India 2                                                         7,000        176,820
 iShares Inc. MSCI Brazil Free Index 2                                       2,000        153,896
 iShares Inc. MSCI Canada Index 2                                            6,850        192,006
 iShares Inc. MSCI Germany Index 2                                           9,000        198,000
 iShares Inc. MSCI South Korea Index 2                                       3,000        160,470

                                                                                        1,481,977

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $12,861,312)                                92.7                                14,898,089


WARRANTS                                            0.0
 Prescient Medical Inc. Pfd B Warrants 3, 4                                  5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc. Pfd C Warrants 3, 4                                 37,222              0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 3, 4                                          416,666              0
 8-30-2015 (Cost $0)
 Cambridge Holdings, Ltd. Warrants 3, 4                                     11,599              0
 9-15-2015(Cost $0)


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
SEPTEMBER 30, 2010
(UNAUDITED)



                                              PERCENT
                                               OF NET
SECURITY                                       ASSETS       NUMBER OF SHARES/PAR       VALUE
------------------------------------------    --------      --------------------    -----------
------------------------------------------

TOTAL WARRANTS
 (Cost $0)                                                                          $         0


CONVERTIBLE PREFERRED STOCK                       0.4%
 Prescient Convertible Pfd Series C 1,3,4                                 78,157         64,089
       (Cost $234,009)

CONVERTIBLE BONDS                                 0.8
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 06-30-12                                         125,000        124,956
       (Cost $125,000)

MUTUAL FUNDS                                      4.0
 First American Treasury Oblig. Fund                                      73,087         73,087
 Vanguard Money Market Reserves                                          570,000        570,000


TOTAL MUTUAL FUNDS
 (Cost $643,087)                                                                        643,087


TOTAL INVESTMENTS
 (Cost $13,863,408) 6                            97.9                                15,730,221


ASSETS LESS OTHER LIABILITIES                     2.1                                   340,196


NET ASSETS                                      100.0%                              $16,070,417






1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At September 30, 2010, the aggregate value of illiquid securities was $262,824, which is 1.6% of the Fund's net assets.
4  Security valued according to "good faith pricing" guidelines.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2010, the aggregate amount of Rule 144A securities was $50,000, which is 0.3% of the Fund's net assets.
6 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note A

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended September 30, 2010, aggregated $7,413,553 and $7,434,551, respectively.
At September 30, 2010, gross unrealized appreciation on investments was $2,179,653 and gross unrealized depreciation on investments was $312,840 for a net unrealized appreciation of $1,866,813 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.
Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:
Level  1  -  quoted  prices  in  active  markets  for  identical  securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.
Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers in and out of Levels 1 and 2.
The following table summarizes the inputs used to value the fund's net assets as of September 30, 2010.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
September 30, 2010
(UNAUDITED)



                                                      Level 1               Level 2   Level 3    Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $                          14,874  $      -  $     24  $14,898
Warrants                                                                 -         -         -        -
Convertible Preferred Stocks                                             -         -        64       64
Convertible Bonds                                                        -         -       125      125
Mutual Funds                                                           643         -         -      643
Total                                    $                          15,517  $      -  $    213  $15,730
                                         ---------------------------------  --------  --------  -------






                                                                           Measurements
                                                                 Using Unobservable Inputs ($000)
                                                                             (Level 3)

                                                                            Securities
---------------------------------------------------------------

Beginning Balance 6-30-2010                                      $                            359

Total gains or losses (realized/unrealized) included in
earnings                                                                                     (170)

Purchases, sales, issuances, and settlements (net)                                             24

Transfers in and/or out of Level 3                                                              0

Ending Balance 9-30-2010                                         $                            213


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                                            ($170)
                                                                 =================================










ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 27, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      James M. Johnson, President

By:
October 28, 2010          /s/________________________________________________
----------------
Date                      Kathleen Carlson, Treasurer